ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
CONDENSED BALANCE SHEETS
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	2,000,000,000	2,000,000,000
Ordinary shares, shares issued	1,100,285,570	1,079,881,662
Ordinary shares, shares outstanding	1,056,311,362	1,021,923,242
Reportable legal entity | Parent
CONDENSED BALANCE SHEETS
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	2,000,000,000	2,000,000,000
Ordinary shares, shares issued	1,100,285,570	1,079,881,662
Ordinary shares, shares outstanding	1,056,311,362	1,021,923,242